March 30, 2007

Filing Desk

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	EQ Advisors Trust - Registration Statement File Nos.: 333-17217 and 811-07953

Dear Sir or Madam:

On behalf of EQ Advisors Trust, attached for filing via the EDGAR System pursuant to Section 14(c) under the Securities Exchange Act of 1934, as amended, and Regulation 14(c) thereunder, is a preliminary Information Statement regarding the appointment of First International Advisors, LLC (d/b/a Evergreen International Advisors) (“Evergreen International”) as an additional sub-adviser to the EQ/Evergreen International Bond Portfolio (“Portfolio”), a series of EQ Advisors Trust, as well as the approval of a new Investment Advisory Agreement between AXA Equitable, Evergreen International and Evergreen Investment Management Company, LLC, the current sub-adviser to the Portfolio.

If you have any questions or comments regarding this filing, please do not hesitate to contact me at (212) 314-4939, or Mark Amorosi, Esq., of Kirkpatrick & Lockhart Preston Gates Ellis LLP, counsel to the Trust, at (202) 778-9351.

Sincerely,

/s/
Jeremy Dardick
Counsel

Attachment

cc:	Kirkpatrick & Lockhart Preston Gates Ellis LLP